Management and assessment of financial risks (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) financial_institution	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of credit risk exposure [line items]
Operating expense	€ 131,997,000	€ 69,419,000	€ 53,361,000
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on foreign exchange		0	0
Credit risk
Disclosure of credit risk exposure [line items]
Number of financial institutions to maintain cash | financial_institution	2
Balances with banks in excess of legally insured limit	€ 251,616,000
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Operating expense	€ 10,112,000	€ 1,390,000	€ 1,262,000
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on foreign exchange	€ 386,000